Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Goodwill [Abstract]
Goodwill

8. Goodwill

The change in the carrying amount of goodwill for the nine months ended September 30, 2011 is as follows (in thousands):

	Technology Services	Marketing Services	Total
Balance at December 31, 2010	$194,789	$12,324	$207,113
Goodwill arising from acquisitions	7,042	—	7,042
Effect of exchange rate changes	(798)	—	(798)

Balance at September 30, 2011	$201,033	$12,324	$213,357

8. Goodwill

The changes in the carrying amount of goodwill for the fiscal years ended December 31, 2008, 2009 and 2010 are as follows (in thousands):

	Technology Services	Media & Marketing	Total
Balance at December 31, 2008	$167,407	$10,346	$177,753
Goodwill arising from acquisitions	17,497	1,978	19,475
Adjustments related to prior year acquisitions	2,256	—	2,256
Effect of exchange rate changes	3,526	—	3,526

Balance at December 31, 2009	190,686	12,324	203,010
Goodwill arising from acquisitions	155	—	155
Adjustments related to prior year acquisitions	2,686	—	2,686
Effect of exchange rate changes	1,262	—	1,262

Balance at December 31, 2010	$194,789	$12,324	$207,113

Adjustments to goodwill during the year ended December 31, 2009 and 2010 represent contingent consideration and net asset settlement adjustments recorded during the year that related to acquisitions made in the preceding period(s).